ACCRUED EXPENSES AND OTHER PAYABLES (Tables)	12 Months Ended
Dec. 31, 2021
ACCRUED EXPENSES AND OTHER PAYABLES
Schedule of accrued expenses and other payables

	December 31,
	2021	2020
Employees and payroll accruals	$1,807	$1,327
Accrued expenses	725	370
Deferred revenues	1,989	876
Advances from customers	70	—
Contingent consideration (see Note 5)	688	—
Other	271	71
	$5,550	$2,644